Related party consulting agreements (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2020 CHF (SFr)	Oct. 31, 2019 CHF (SFr)
Chief Operating Officer [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees			$ 2,705					SFr 2,500
Raising fund			5.00%
Consulting Agreement [Member]
Related party consulting agreements (Details) [Line Items]
General and administrative expenses				$ 102,264	$ 125,786
CHG BioVenture SA [Member]
Related party consulting agreements (Details) [Line Items]
General and administrative expenses				$ 158,945	$ 285,859	$ 285,538
Monthly fee (in Francs) | SFr							SFr 17,500
Bonus annual fee percentage							15.00%
Other transaction percentage							1.00%
Related party description				the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Roy [Member]
Related party consulting agreements (Details) [Line Items]
General and administrative expenses				$ 101,717
Service payable (in Francs) | SFr	SFr 2,000
Mr. Konofal [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees				174,997
Service payable (in Francs) | SFr		SFr 2,000
Mr. Camozzi [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees				$ 126,326
Service payable (in Francs) | SFr	SFr 230
VAT services percentage	7.70%